Document and Entity Information	0 Months Ended
Feb. 05, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 05, 2014
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Feb. 05, 2014
Document Effective Date	Feb. 05, 2014
Prospectus Date	Feb. 05, 2014
SunAmerica Small-Cap Fund | A Shares
Risk/Return:
Trading Symbol	SASAX
SunAmerica Small-Cap Fund | C Shares
Risk/Return:
Trading Symbol	SASCX
SunAmerica Small-Cap Fund | W Shares
Risk/Return:
Trading Symbol	SASWX